Taxes - Schedule of Components of Deferred Tax Assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Allowance for expected credit loss	¥ 443,086	$ 63,039	¥ 440,346
Less: valuation allowance
Deferred tax assets, net	¥ 443,086	$ 63,039	¥ 440,346